Note 5 - Asset Purchase: Schedule of Equity Method Investments (Details) (USD $)	Nov. 30, 2012
Business Acquisition, Purchase Price Allocation, Equipment	$ 23,000
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets	1,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory	1,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount	5,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	1,467,500
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	2,500
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 1,500,000